Short-Term Investments - Schedule of Short-term Investments (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Schedule of Short-term Investments [Line Items]
Short-term investments	$ 346	$ 5,078
Bonds [Member]
Schedule of Short-term Investments [Line Items]
Short-term investments	322	316
Money market instruments [Member]
Schedule of Short-term Investments [Line Items]
Short-term investments	$ 24	$ 4,762